Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows used in operating activities:
Net loss	$ (24,823)	$ (3,289)	$ (18,802)
Adjustments to reconcile net loss to net cash flows used in operating activities, net of assets acquired and liabilities assumed:
Depreciation and amortization	3,510	3,458	3,289
Share-based compensation expense	1,872	1,264	2,398
Amortization of purchased intangible assets	10,639	4,656	3,416
Provision for inventories	1,649	669	521
Fair value remeasurement of note payable			3,842
Escrow claim settlement	(1,397)
Other non-cash items	257	271	(95)
Changes in operating assets and liabilities:
Accounts receivable	2,481	(3,945)	(1,887)
Inventories	2,773	(3,767)	(180)
Other current assets	2,816	(1,112)	2,300
Other assets	(300)	623	(252)
Accounts payable	(1,649)	(625)	(662)
Accrued compensation and benefits	(1,612)	3,376	(1,840)
Accrued commissions	118	(231)	168
Other accrued expenses	1,010	(1,847)	(626)
Net cash used in operating activities	(2,656)	(499)	(8,410)
Cash flows provided by investing activities:
Cash acquired in Oxford acquisition			4,392
Cash used in Teranetics acquisition		(810)
Cash received in UK divestiture	500
Purchase of investments	(6,257)	(34,829)	(34,265)
Sales and maturities of investments	16,239	45,531	45,499
Purchase of property and equipment	(2,956)	(3,390)	(1,182)
Proceeds from sales of property and equipment		22	2
Net cash provided by investing activities	7,526	6,524	14,446
Cash flows provided by (used in) used in financing activities:
Borrowing against line of credit	2,000
Proceeds from exercise of common stock options	361	223	26
Excess tax benefit from share-based compensation		242
Tender Offer payments			(933)
Principal payments on capital lease obligations	(906)	(727)	(659)
Payments of assumed debt		(11,195)
Net cash provided by (used in) financing activities	1,455	(11,457)	(1,566)
Effect of exchange rate fluctuations on cash and cash equivalents	(63)	(32)	(36)
Increase (decrease) in cash and cash equivalents	6,262	(5,464)	4,434
Cash and cash equivalents at beginning of year	5,835	11,299	6,865
Cash and cash equivalents at end of year	12,097	5,835	11,299
Supplemental disclosure of cash flow information:
Cash from income tax refunds	990	2	1,111
Cash paid for income taxes	9	1,017	59
Cash paid for interest	56	1,268	418
Common stock issued in connection with acquisition		27,454	10,192
Common stock issued in connection with acquisition after conversion of the note into shares			10,030
Notes issued in connection with acquisition		$ 6,650